Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Net income per Ordinary Share:
Basic (in USD per share)	$ 0.94	$ 2.57	$ 2.31	$ 4.56
Diluted (in USD per share)	$ 0.94	$ 2.56	$ 2.29	$ 4.54